Consolidated Statements of Changes in Equity (Parenthetical) - shares	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2018
Statement Of Changes In Equity [Abstract]
Treasury shares	15,514,732	18,239,356	20,324,982	10,801,956